Property and Equipment - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Abstract]
Depreciation and amortization expense	$ 834,615	$ 722,496	$ 959,930	$ 1,147,300